SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Cash	$ 1,172,581	$ 1,172,581	$ 50,000
Cash equivalents	0	0	0
Investment held in treasury	88,100,000
Deferred offering costs			$ 85,000
Underwriter discount	4,743,750
Temporary equity carrying amount	88,102,610	$ 88,102,610
Income tax percentage		62.20%	0.00%
Excise tax rate		1.00%
Corporate alternative minimum tax		15.00%
Federal deposit insurance corporation	250,000	$ 250,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred offering costs	$ 475,348	$ 475,348